Operating costs and other operating income - Other Income (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating costs and other operating incomes [line item]
Grant income	€ 2,035,000	€ 6,618,000	€ 1,873,000
R&D incentives	27,223,000	32,968,000	29,104,000
Other income	11,515,000	7,686,000	5,150,000
Total other operating income	40,773,000	47,272,000	36,127,000
Income From Innovation Incentive System In France	2,056,000	5,881,000	11,075,000
Income From Belgian R&D Incentives.	16,943,000	16,535,000	10,339,000
Tax Rebates On Payroll Withholding Taxes Of R&D Personnel	8,224,000	10,552,000	7,689,000
Total R&D incentives income	27,223,000	32,968,000	29,104,000
National Institute For Health [member]
Operating costs and other operating incomes [line item]
Grant income	€ 0	€ 6,100,000	€ 0